Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO	Average Summary Compensation Table Total for Non-CEO NEOs	Average Compensation Actually Paid to Non-CEO NEOs	Total Shareholder Return(1)	Peer Group Total Shareholder Return(2)	Net Income(3) (in millions)	Adjusted EBITDA
2022	$3,417,943	$3,586,290	$736,042	$773,910	$79	$162	$48.1	$126.8
2021	2,380,437	2,472,277	352,607	371,171	64	176	16.4	70.2
2020	2,120,480	1,527,282	247,190	100,316	115	134	(29.4)	59.0

Company Selected Measure Name	adjusted EBITDA
Peer Group Issuers, Footnote [Text Block]	Reflects a $100 investment in a peer group consisting Dow Jones US Industrial Supplies, NASDAQ Industrial and S&P 400
PEO Total Compensation Amount	$ 3,417,943	$ 2,380,437	$ 2,120,480
PEO Actually Paid Compensation Amount	$ 3,586,290	2,472,277	1,527,282
Adjustment To PEO Compensation, Footnote [Text Block]

Compensation Actually Paid to CEO	2022	2021	2020
Summary Compensation Table	$3,417,943	$2,380,437	$2,120,480
Deductions for amounts reported under the "Stock Awards" column in the Summary Compensation Table	(1,214,987)	(643,230)	(383,265)
Change in fair value of awards granted during the year that remain unvested as of year-end	1,235,617	534,660	306,855
Increase/(deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	132,402	79,170	(366,350)
Increase/(deduction) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	15,315	121,240	(150,438)
Compensation Actually Paid to CEO	$3,586,290	$2,472,277	$1,527,282

Non-PEO NEO Average Total Compensation Amount	$ 736,042	352,607	247,190
Non-PEO NEO Average Compensation Actually Paid Amount	$ 773,910	371,171	100,316
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Compensation Actually Paid to Other NEOs	2022	2021	2020
Summary Compensation Table	$736,042	$352,607	$247,190
Deductions for amounts reported under the "Stock Awards" column in the Summary Compensation Table	(248,747)	(69,801)	(8,478)
Change in fair value of awards granted during the year that remain unvested as of year-end	252,971	56,330	27,276
Increase/(deduction) for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	28,073	19,929	(134,472)
Increase/(deduction) for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during the year	5,571	12,106	(31,200)
Compensation Actually Paid to NEOs	$773,910	$371,171	$100,316

Total Shareholder Return Amount	$ 79	64	115
Peer Group Total Shareholder Return Amount	162	176	134
Net Income (Loss)	$ 48,100,000	$ 16,400,000	$ (29,400,000)
Company Selected Measure Amount	126,800,000	70,200,000	59,000,000.0
Additional 402(v) Disclosure [Text Block]	Reflects a $100 calculated as an investment in DXP Enterprises, Inc. from the beginning of the year to the end of the fiscal year Fiscal 2020 Net Income includes the impact of impairments and other charges
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	net income
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	adjusted EBITDA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	returns on a $100 calculated investment in Company stock compared to the Dow Jones U.S Industrial Suppliers Index (DJUSDS), NASDAQ Industrial (^INDS) and S&P 400 (SP400)
PEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,214,987)	$ (643,230)	$ (383,265)
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,235,617	534,660	306,855
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	132,402	79,170	(366,350)
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,315	121,240	(150,438)
Non-PEO NEO [Member] | Stock Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(248,747)	(69,801)	(8,478)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	252,971	56,330	27,276
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	28,073	19,929	(134,472)
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,571	$ 12,106	$ (31,200)